Employee Benefits - Schedule of Expected Cash Flow for Pension and Post Retirement Benefit Plans (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension Benefits | To plan trusts
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 44
Pension Benefits | To plan participants
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	2
Other Benefits | To plan trusts
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	0
Other Benefits | To plan participants
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 0